Subsequent Events: (Details Narrative) Pure in Thousands	6 Months Ended					7 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended
	Jul. 10, 2020 USD ($)	Jul. 06, 2020 USD ($)	Jul. 03, 2020 USD ($)	Jul. 02, 2020 USD ($)	Jul. 01, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 20, 2020 USD ($)	Aug. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 29, 2020 USD ($)	Nov. 30, 2020 USD ($)
Subsequent Event [Line Items]
Debt Instrument Increase For Period Net									$ 113,500
CMBL [Member] | Forecast [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction Gross Proceeds Financing Activities											$ 8,000,000
Subsequent Event [Member] | CMBL [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction Gross Proceeds Financing Activities								$ 82,764,000
Sale Leaseback Transaction Lease Terms								five years with a purchase option price at a significant lower level compared to the expected fair value of each vessel at the expiration
Subsequent Event [Member] | Japanese Financial Institution [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction Gross Proceeds Financing Activities						$ 16,000,000
Sale Leaseback Transaction Lease Terms						seven years with a purchase obligation at the expiration
Subsequent Event [Member] | Chinese Financial Institution [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction Gross Proceeds Financing Activities										$ 93,150,000
Sale Leaseback Transaction Lease Terms										10 years with a purchase obligation at the expiration
Subsequent Event [Member] | SPDB Financial Leasing Co. Ltd [Member]
Subsequent Event [Line Items]
Sale Leaseback Transaction Gross Proceeds Financing Activities									$ 76,500,000
Sale Leaseback Transaction Lease Terms									eight years with a purchase obligation at the expiration
Subsequent Event [Member] | ING 170,600 Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Initiation Date					Jul. 01, 2020
Line of Credit Facility, Increase (Decrease), Net					$ 70,000,000
Proceeds From Lines Of Credit		$ 70,000,000
Number of Loan Tranches					6
Line of Credit Facility, Collateral					The ING $170,600 Facility is secured also by a first priority mortgage on the aforementioned additional vessels.
Subsequent Event [Member] | ING 170,600 Facility [Member] | Each Tranche [Member]
Subsequent Event [Line Items]
Repayment installment					24
Line of Credit Facility, Frequency of Payments					quarterly
Subsequent Event [Member] | Alpha Bank 35,000 Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Initiation Date				Jul. 02, 2020
Number of Loan Tranches				3
Line of Credit Facility, Collateral				The Alpha Bank 35,000 Facility is secured by first priority mortgages on the aforementioned vessels.
Line of Credit Facility, Maximum Borrowing Capacity				$ 35,000,000
Subsequent Event [Member] | Alpha Bank 35,000 Facility [Member] | Each Tranche [Member]
Subsequent Event [Line Items]
Repayment installment				20
Line of Credit Facility, Frequency of Payments				quarterly
Subsequent Event [Member] | Alpha Bank 35,000 Facility [Member] | Each Tranche [Member] | Minimum [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Periodic Payment				$ 260,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				3,800,000
Subsequent Event [Member] | Alpha Bank 35,000 Facility [Member] | Each Tranche [Member] | Maximum [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Periodic Payment				425,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 6,500,000
Subsequent Event [Member] | Alpha Bank 35,000 Facility [Member] | Tranche A [Member]
Subsequent Event [Line Items]
Proceeds From Lines Of Credit		11,000,000
Subsequent Event [Member] | Alpha Bank 35,000 Facility [Member] | Tranche B [Member]
Subsequent Event [Line Items]
Proceeds From Lines Of Credit		9,000,000
Subsequent Event [Member] | Alpha Bank 35,000 Facility [Member] | Tranche C [Member]
Subsequent Event [Line Items]
Proceeds From Lines Of Credit						$ 15,000,000
Subsequent Event [Member] | Piraeus Bank $50,350 Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Initiation Date			Jul. 03, 2020
Proceeds From Lines Of Credit		$ 50,350,000
Repayment installment			20
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Collateral			The Piraeus Bank $50,350 Facility is secured by first priority mortgages on the five aforementioned vessels.
Line of Credit Facility, Maximum Borrowing Capacity			$ 50,350,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			25,150,000
Subsequent Event [Member] | Piraeus Bank $50,350 Facility [Member] | First 4 Quarters [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Periodic Payment			1,100,000
Subsequent Event [Member] | Piraeus Bank $50,350 Facility [Member] | Remaining 16 Quarters [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Periodic Payment			$ 1,300,000
Subsequent Event [Member] | NTT $17,600 Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Initiation Date	Jul. 10, 2020
Proceeds From Lines Of Credit							$ 17,600,000
Repayment installment	20
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Collateral	The NTT $17,600 Facility is secured by first priority mortgage on the aforementioned vessel.
Line of Credit Facility, Periodic Payment	$ 476,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 8,086,000